4. EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equipment Cost	$ 224,487	$ 249,588
Additions during the year		178
Disposal during the year		(34,581)
Exchange adjustment	(14,810)	9,302
Equipment Cost	177,060	224,487
Disposal during the year	(32,617)
Equipment, Accumulated Depreciation	190,380	193,471
Equipment, depreciation during period	14,492	23,796
Depreciation for the year related to disposals		(34,581)
Equipment, depreciation, exchange adjustment	(12,825)	7,694
Equipment, Accumulated Depreciation	159,430	190,380
Equipment, depreciation during period, related to disposals	(32,617)
Equipment, net book value	17,630	34,107	$ 56,117
Furniture and other equipment
Equipment Cost	124,266	119,629
Additions during the year		178
Disposal during the year		0
Exchange adjustment	(8,199)	4,459
Equipment Cost	116,067	124,266
Disposal during the year	0
Equipment, Accumulated Depreciation	114,132	97,927
Equipment, depreciation during period	3,337	12,305
Depreciation for the year related to disposals		0
Equipment, depreciation, exchange adjustment	(7,591)	3,900
Equipment, Accumulated Depreciation	109,878	114,132
Equipment, depreciation during period, related to disposals	0
Equipment, net book value	6,189	10,134	21,702
Motor vehicles
Equipment Cost	76,919	107,494
Additions during the year		0
Disposal during the year		(34,581)
Exchange adjustment	(5,074)	4,006
Equipment Cost	39,228	76,919
Disposal during the year	(32,617)
Equipment, Accumulated Depreciation	54,171	75,440
Equipment, depreciation during period	9,990	10,291
Depreciation for the year related to disposals		(34,581)
Equipment, depreciation, exchange adjustment	(3,757)	3,021
Equipment, Accumulated Depreciation	27,787	54,171
Equipment, depreciation during period, related to disposals	(32,617)
Equipment, net book value	11,441	22,748	32,054
Other property, plant and equipment
Equipment Cost	23,302	22,465
Additions during the year		0
Disposal during the year		0
Exchange adjustment	(1,537)	837
Equipment Cost	21,765	23,302
Disposal during the year	0
Equipment, Accumulated Depreciation	22,077	20,104
Equipment, depreciation during period	1,165	1,200
Depreciation for the year related to disposals		0
Equipment, depreciation, exchange adjustment	(1,477)	773
Equipment, Accumulated Depreciation	21,765	22,077
Equipment, depreciation during period, related to disposals	0
Equipment, net book value	$ 0	$ 1,225	$ 2,361